Schedule of Finance Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance Expense Net [Abstract]
Interest income	$ 20	$ 96	$ 86
Total interest income	20	96	86
Interest on loans	(120)	(513)	(715)
Interest on lease liabilities	(225)	(121)	(129)
Other interest	(313)	(206)	(132)
Total interest expense	(658)	(840)	(976)
Derivative fair value (losses)	(1,444)	(384)	(98)
Foreign exchange gains (losses), net	64	(2,710)	(354)
Total finance income (expense), net	$ (2,018)	$ (3,838)	$ (1,342)